COMMITMENT AND CONTINGENCY	12 Months Ended
Dec. 31, 2012
COMMITMENT AND CONTINGENCY [Abstract]
COMMITMENT AND CONTINGENCY
27.	COMMITMENT AND CONTINGENCY

(a)	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $2,282,956, $2,087,203 and $2,424,259, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending
2013	$2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter	-

(b)	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements were approximately as follows:

Year ending
2013	$3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031

(c)	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $4,419,131 could arise had the gross revenue been used for sales tax calculations as of December 31, 2012.